INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
6.    INTANGIBLE ASSETS
	2015
	Cost	Accumulated Amortization	Net Book Value

Trademarks	$78,214	$5,232	$72,982
Patents	21,818	1,455	20,363
Intellectual property	7,388	493	6,895
	$107,420	$7,180	$100,240

The Company did not have any intangible assets at December 31, 2014.